Capital Adequacy and Regulatory and Supervisory Matters	9 Months Ended
Sep. 30, 2012
Capital Adequacy and Regulatory and Supervisory Matters

NOTE 4 – CAPITAL ADEQUACY AND REGULATORY AND SUPERVISORY MATTERS

At the dates indicated, the capital ratios of the Bank were as follows:

	September 30, 2012		December 31, 2011
	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	$12,326	5.5%	$13,756	6.1%
Tier I capital (to risk-weighted assets)	9,489	4.2%	10,860	4.8%
Tier I capital (to average assets)	9,489	2.9%	10,860	3.3%

At September 30, 2012, regulatory approval is required for all dividend declarations by both the Bank and the Company.

On January 21, 2011, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the FDIC and IDFPR, whereby the Bank consented to the issuance of the Order by the FDIC and IDFPR, without admitting or denying that grounds exist for the FDIC and IDFPR to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At September 30, 2012, these capital ratios were 2.9% and 5.5%, respectively. As a result, the Bank is currently deemed to be “significantly undercapitalized” pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions include, among other things, a requirement that the Bank submit a capital restoration plan to the FDIC and restrictions on the Bank’s asset growth, payment of interest rates on deposits, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees and ability to accept deposits from correspondent banks. In addition, the Bank may not pay a bonus or give a raise to a senior executive officer without prior regulatory agency approval, and may also be required, among other things, to raise additional capital, reduce total assets, terminate certain activities, replace officers or directors, or seek to be acquired.

The Order also requires the Bank to take the following actions: ensure that the Bank has competent management in place in all executive officer positions; increase the participation of the Bank’s Board of Directors in the affairs of the Bank and in the approval of sound policies and objectives for the supervision of the Bank’s activities; establish a compliance program to monitor the Bank’s compliance with the Order; increase its allowance for loan losses to $4,728,000 after application of the funds necessary to effect the charge-off of certain adversely classified loans identified in the related Report of Examination of the FDIC and IDFPR (the “ROE”); implement a program for the maintenance of an adequate allowance for loan and lease losses; adopt a written profit plan and a realistic, comprehensive budget for all categories of income and expense for calendar year 2011; charge off from its books and records any loan classified as “loss” in the ROE; adopt a written plan to reduce the Bank’s risk position in each asset in excess of $500,000 which has been classified as “substandard” or “doubtful” in the ROE; cease extending additional credit to any borrower who is already obligated in any manner to the Bank on any extension of credit that has been charged off the books of the Bank or classified as “loss” in the ROE without the prior non-objection of the FDIC; not pay any dividends to the Company without prior regulatory approval; implement procedures for managing the Bank’s sensitivity to interest rate risk; provide the Company with a copy of the Order; and submit quarterly progress reports to the FDIC and IDFPR regarding the Bank’s compliance with the Order.

The Order will remain in effect until modified or terminated by the FDIC and IDFPR. Any material failure to comply with the provisions of the Order could result in enforcement actions by the FDIC and IDFPR. While the Company intends to take such actions as may be necessary to enable the Bank to comply with the requirements of the Order, there can be no assurance that the Bank will be able to comply fully with the provisions of the Order, or to do so within the timeframes required, that compliance with the Order will not be more time consuming or more expensive than anticipated, or that compliance with the Order will enable the Company and the Bank to resume profitable operations, or that efforts to comply with the Order will not have adverse effects on the operations and financial condition of the Company and the Bank.

The Company has evaluated all options to increase its capital levels and is currently engaged in preliminary negotiations with various third parties regarding the raising of additional capital. If the Company cannot raise additional capital, it may not be able to sustain further deterioration in its financial condition and other regulatory actions may be taken. As of the date of this Quarterly Report on Form 10-Q, the Company has not entered into a definitive agreement regarding the raising of additional capital and no assurances can be made that the Company will ultimately enter into such an agreement.